SEGMENT INFORMATION NARRATIVE (Details)	6 Months Ended
	Jun. 30, 2019 segment vessel	Dec. 31, 2018	Jul. 12, 2018
Segment Reporting Information [Line Items]
Number of reportable segments | segment	3
LNG Carrier
Segment Reporting Information [Line Items]
Number of vessels	4
FSRU
Segment Reporting Information [Line Items]
Number of vessels	6
Hilli LLC
Segment Reporting Information [Line Items]
Business acquisition, percentage of interests acquired		50.00%	50.00%